Corporate information	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Corporate information	Corporate informationBCE is incorporated and domiciled in Canada. BCE’s head office is located at 1, Carrefour Alexander-Graham-Bell, Verdun, Québec, Canada. BCE is a communications company providing products and services in Canada and, subsequent to the acquisition of Northwest Fiber Holdco, LLC (doing business as Ziply Fiber (Ziply Fiber)) on August 1, 2025, in the Pacific Northwest of the United States (U.S.). Bell Communication and Technology Services (Bell CTS) includes our Bell CTS Canada segment which provides wireless, wireline, Internet, streaming services, and television (TV) services to residential, business and wholesale customers in Canada and our Bell CTS U.S. segment which provides wireline, Internet and TV services to residential, business and wholesale customers in the Pacific Northwest of the U.S. Our Bell Media segment holds a portfolio of assets providing premium video, audio, out-of-home (OOH) advertising, and digital media services to customers nationally across Canada. The consolidated financial statements (financial statements) were approved by BCE’s board of directors on March 5, 2026.